Notes Payable (Details Narrative) (10K)																		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 02, 2021 $ / shares	Nov. 30, 2020 USD ($)	Nov. 05, 2020 USD ($)	Jun. 17, 2020 USD ($)	Apr. 30, 2020 USD ($)	Apr. 28, 2020 USD ($)	Apr. 27, 2020 USD ($)	Mar. 06, 2020 USD ($)	Feb. 07, 2020 USD ($)	Jan. 16, 2020 USD ($)	Jan. 15, 2020 USD ($)	Oct. 23, 2019 USD ($)	Oct. 11, 2019 USD ($) $ / shares	Mar. 17, 2019	Jan. 17, 2019 USD ($)	Aug. 02, 2018 USD ($) d	Apr. 23, 2018 USD ($) d	Jun. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Nov. 19, 2020 USD ($)	May 17, 2019 USD ($)	Dec. 31, 2016 $ / shares
Proceeds from notes payable																							$ 972,500	$ 1,888,000	$ 1,839,888	$ 196,500
Principal balance																							$ 1,072,185		$ 1,072,185	1,072,185
U.S. Small Business Administration [Member]
Interest rate				3.80%
Maturity date				Jun. 17, 2050
Proceeds from notes payable				$ 10,000
Debt instrument face amount				$ 150,000
U.S. Small Business Administration [Member] | Forecast [Member]
Monthly principal and interest payments																		$ 731
Paycheck Proctection Program Loan [Member]
Interest rate							1.00%
Maturity date description							Interest is deferred for six months, then is at 1% until maturity in April 2022.
Debt instrument face amount							$ 112,888
Note and Securities Purchase Agreement [Member]
Principal balance						$ 105,000															$ 25,000
Interest rate						22.00%
Maturity date						Apr. 28, 2021
Noteholder A [Member]
Monthly principal and interest payments																			$ 472,167
Interest expense, including amortization of debt discounts		$ 14,500	$ 20,445
Noteholder A [Member] | Note and Securities Purchase Agreement [Member]
Principal balance						$ 105,000
Interest rate						22.00%
Maturity date description						Matures April 28, 2021.
Maturity date						Apr. 28, 2021
Proceeds from notes payable																					$ 25,000
Noteholder C [Member]
Interest rate																											6.00%
Maturity date																							Dec. 29, 2020
Debt instrument face amount																											$ 290,000
Noteholder C [Member] | Securities Purchase Agreement [Member]
Interest rate	12.00%												24.00%
Maturity date description	The maturity of the note was extended through January 31, 2022
Proceeds from notes payable					$ 75,000			$ 125,000		$ 351,000												$ 1,450,000
Debt instrument face amount													$ 2,000,000
Debt instrument conversion price per share | $ / shares	$ 0.054												$ 0.1587
Percentage of conversion price													60.00%
Short Term Note Payable [Member] | Noteholder E [Member]
Principal balance																				$ 55,353
Interest rate																				18.00%
Maturity date description																				Matured in August 2017.
Promissory Note Payable [Member] | Noteholder A [Member]
Principal balance																												$ 200,000
Interest rate																												15.00%
Maturity date														Sep. 14, 2019
Convertible Notes Payable [Member]
Debt conversion principal amount									$ 111,111		$ 166,667	$ 50,000
Debt conversion interest payable									$ 35,733		$ 23,425	$ 38,083
Convertible Notes Payable [Member] | Maximum [Member]
Percentage of conversion price																									50.00%
Convertible Notes Payable [Member] | Minimum [Member]
Percentage of conversion price																									40.00%
Convertible Notes Payable [Member] | Noteholder A [Member]
Interest rate																12.00%	12.00%
Maturity date																Aug. 01, 2019	Oct. 23, 2018
Debt instrument face amount																$ 277,778	$ 111,111
Percentage of conversion price																50.00%	50.00%
Threshold trading days | d																10	20
Debt conversion principal amount															$ 338,889										$ 50,000	227,778
Debt conversion interest payable															$ 23,548										38,083	23,548
Convertible Notes Payable [Member] | Todd Davis [Member]
Interest rate																													8.00%
Debt instrument conversion price per share | $ / shares																													$ 0.026
Principal balance																									1,072,185	1,072,185
Accrued interest																									327,484	241,709
Notes Payable [Member]
Accrued interest																									790,862	398,131
Interest expense, including amortization of debt discounts																									3,132,250	1,481,039
Derivative liability associated with accrued interest																									$ 363,010	$ 140,294